Acquisition (Tables)	12 Months Ended
Dec. 31, 2021
Business Acquisition [Line Items]
Schedule of unaudited pro forma summary	The following unaudited pro forma summary presents consolidated information of the Group as if the business combination had occurred on January 1, 2018

Pro Forma Year Ended December 31, 2019*
RMB
(unaudited)
Revenue	1,362,964
Net income attributable to Phoenix New Media Limited	731,007

Note:

      * As Yitian Xindong’s results of operations have been excluded from the Group’s results from continuing operations and are presented in separate line items as discontinued operations in the consolidated statements of comprehensive income/(loss) for the year ended December 31, 2019, the unaudited pro forma revenue for the year ended December 31, 2019 have been revised accordingly.

Tianbo
Business Acquisition [Line Items]
Schedule of allocation of purchase price

The allocation of the purchase price as of the date of acquisition is summarized as follows (in thousands):

Amount RMB
Non-cash consideration	5,900
Fair value of previously held equity interests in Tianbo	17,012
Total purchase consideration	22,912
Net assets acquired (Note a)	17,138
Goodwill	22,786
Noncontrolling interests	(17,012)
Total	22,912

Note:

(a)

Net assets acquired included cash, cash equivalents and restricted cash with an amount of RMB175.5 million. There were no material amortizable intangible assets (e.g. trademark and domain names, customer relationship) identified and recognized as Tianbo has no independent trademark and domain name or exclusive service agreement signed between Tianbo and its customers.